Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Calculation of Basic and Diluted Earnings Per Share
Basic and diluted earnings per share from continuing operations are calculated as follows (in thousands, except per share amounts):

	Year Ended December 31,
	2013	2012	2011
Basic earnings per share from continuing operations
Numerator:
Net income from continuing operations	$435,726	$325,846	$421,814
Net income from continuing operations attributable to noncontrolling interests	(26,663)	(18,591)	(28,083)
Net income from continuing operations attributable to Albemarle Corporation	$409,063	$307,255	$393,731
Denominator:
Weighted-average common shares for basic earnings per share	83,839	89,189	90,522
Basic earnings per share from continuing operations	$4.88	$3.44	$4.35
Diluted earnings per share from continuing operations
Numerator:
Net income from continuing operations	$435,726	$325,846	$421,814
Net income from continuing operations attributable to noncontrolling interests	(26,663)	(18,591)	(28,083)
Net income from continuing operations attributable to Albemarle Corporation	$409,063	$307,255	$393,731
Denominator:
Weighted-average common shares for basic earnings per share	83,839	89,189	90,522
Incremental shares under stock compensation plans	483	695	1,000
Total shares	84,322	89,884	91,522
Diluted earnings per share from continuing operations	$4.85	$3.42	$4.30